Leases Obligations relating to Finance Leases (Details) $ in Thousands		9 Months Ended		36 Months Ended
	Nov. 03, 2021 vessel	Sep. 30, 2021 USD ($) vessel lease	Sep. 30, 2020 USD ($)	Jan. 31, 2019	Dec. 31, 2020 USD ($)
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability		$ 1,520,860			$ 1,700,965
Payments to Acquire Property, Plant, and Equipment		40,506	$ 18,468
Current obligations related to finance leases (note 5)		(93,442)			(150,408)
Long-term obligations related to finance leases (note 5)		$ 1,427,418			$ 1,550,557
Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent		5.30%			7.80%
Finance Lease, Liability, Payments, Due Next Twelve Months		$ 8,172
Finance Lease, Liability, to be Paid, Year One		31,937
Finance Lease, Liability, Payments, Due Year Two		31,695
Finance Lease, Liability, Payments, Due Year Three		31,517
Finance Lease, Liability, Payments, Due Year Four		31,209
Finance Lease, Liability to be Paid, after Year Four		$ 162,852
Number of vessels under sales-type lease repurchased | vessel		8
Number of Lessors | vessel		1
Teekay Tankers | Subsequent Event
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms	seven
Debt Covenant Minimum Hull Coverage Ratio, Thereafter	105.00%
July 2017 Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter		100.00%
July 2017, November 2018 and September 2021 Sale Leaseback | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel		4
Minimum [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms		eight
Actual Hull Coverage Ratio		104.00%			121.00%
Maximum | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms		12
Actual Hull Coverage Ratio		130.00%			156.00%
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number of Vessels with Purchase Option | vessel		10
Finance Lease, Liability, Payment, Due		$ 297,400			$ 480,900
Lessee, Operating Lease, Liability, Undiscounted Excess Amount		$ 62,800			120,900
Suezmax, Aframax and LR2 Vessels [Member] | July 2017, November 2018 and September 2021 Sale Leaseback | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel		10
Suezmax Tankers [Member] | July 2017 Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number of Vessels with Purchase Option | vessel		4
Suezmax Tankers [Member] | September 2021 Sale Leaseback | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number of Vessels with Purchase Option | vessel		4
Suezmax and LR2 Tankers | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number of Vessels with Purchase Option | vessel		2
Aframax | September 2021 Sale Leaseback | Teekay Tankers | Subsequent Event
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel	4
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate				5.10%
LNG Carriers [Member] | Minimum [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms				7.5
LNG Carriers [Member] | Maximum | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms				15
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | lease		9
Finance Lease, Liability, Payment, Due		$ 1,600,000
Lessee, Operating Lease, Liability, Undiscounted Excess Amount		350,200
Finance Lease, Liability, Payments, Due Next Twelve Months		34,420
Finance Lease, Liability, to be Paid, Year One		136,959
Finance Lease, Liability, Payments, Due Year Two		135,459
Finance Lease, Liability, Payments, Due Year Three		132,011
Finance Lease, Liability, Payments, Due Year Four		129,725
Finance Lease, Liability to be Paid, after Year Four		1,068,641
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability		1,287,044			1,340,922
Conventional Tankers | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability		$ 233,816			$ 360,043
Finance Lease Obligations [Member] | Minimum [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Long-term Debt, Term		6 months
Finance Lease Obligations [Member] | Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line		$ 35,000
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt		5.00%